Business Combinations - Additional Information (Detail) £ in Millions, $ in Millions			1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 22, 2023 GBP (£)	Apr. 28, 2022 GBP (£)	Jan. 31, 2022	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£) Acquisitions	Dec. 31, 2021 GBP (£) Acquisitions	Mar. 22, 2023 USD ($)	Apr. 28, 2022 USD ($)	Jan. 28, 2022 GBP (£)	Sep. 30, 2021 GBP (£)	Jul. 31, 2021
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired				49.00%	49.00%
Decrease in deferred consideration payable					£ 5	£ 8
Difference between the proforma net income loss and actual net income loss of the combined entity				£ 1
Difference between the proforma revenue and actual revenue of the combined entity				7
Other net gains and losses [Member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs					12	20
Faethm Holdings Pty Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired											100.00%
Percentage of equity interest held before business combination											9.00%
Total purchase consideration											£ 65
Contingent consideration											£ 10
Other Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Total purchase consideration							£ 11
Number Of additional business acquisitions completed | Acquisitions							2
MZ Development Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired												100.00%
Personnel Decisions Research Institutes LLC [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired	100.00%							100.00%
Revenue of acquiree since acquisition date				24
Profit (loss) of acquiree since acquisition date				£ 4
Identifiable assets acquired (liabilities assumed)	£ 91
Intangible assets	117
Cash consideration	152							$ 187.0
Goodwill recognised as of acquisition date	61
Personnel Decisions Research Institutes LLC [Member] | Customer related intangible assets and technologies [Member]
Disclosure of detailed information about business combination [line items]
Finite lived intangible assets acquired useful lives				15 years
Acquistions through business combination intangible assets other than goodwill	£ 117
Credly and Mondly [Member]
Disclosure of detailed information about business combination [line items]
Intangible assets				£ 99	99
ATI STUDIOS APPS SRL [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired		100.00%							100.00%
Total purchase consideration		£ 135
Period in which contingent consideration is paid		4 years
Intangible assets						50
Cash consideration		£ 105
Deferred consideration payable		£ 30
Deferred consideration payable period		2 years
Goodwill recognised as of acquisition date						£ 202
ATI STUDIOS APPS SRL [Member] | Customer-Related Intangible Assets [Member]
Disclosure of detailed information about business combination [line items]
Amortisation period of intangible assets						7 years
ATI STUDIOS APPS SRL [Member] | Contingent Consideration Payable by Cash [Member]
Disclosure of detailed information about business combination [line items]
Business combination deferred share based compensation cash component subject to service fulfillment		£ 24							$ 29.6
ATI STUDIOS APPS SRL [Member] | Contingent Consideration Payable by Shares [Member]
Disclosure of detailed information about business combination [line items]
Business combination deferred share based compensation subject to service fulfillment		£ 8							$ 10.0
Credly Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired										100.00%
Percentage of equity interest held before business combination										19.90%
Total purchase consideration										£ 149
Intangible assets				£ 49	£ 49
Cash consideration										107
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date										31
Deferred consideration payable										£ 11
Deferred consideration payable period			2 years
Credly Inc [Member] | Technology-based intangible assets [member]
Disclosure of detailed information about business combination [line items]
Amortisation period of intangible assets						5 years
Credly Inc [Member] | Customer-Related Intangible Assets [Member]
Disclosure of detailed information about business combination [line items]
Amortisation period of intangible assets						20 years
Aggregated individually immaterial business combinations [member]
Disclosure of detailed information about business combination [line items]
Total purchase consideration						£ 11
Number Of additional business acquisitions completed | Acquisitions						3